Average Annual Total Returns (Vanguard Wellesley Income Fund Participant)	Vanguard Wellesley Income Fund Vanguard Wellesley Income Fund - Investor Shares 10/1/2013 - 9/30/2014	Barclays U.S. Credit A or Better Bond Index Vanguard Wellesley Income Fund Vanguard Wellesley Income Fund - Investor Shares 10/1/2013 - 9/30/2014	Wellesley Income Composite Index Vanguard Wellesley Income Fund Vanguard Wellesley Income Fund - Investor Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.07%	6.98%	9.33%
Five Years	9.51%	5.65%	9.39%
Ten Years	7.20%	5.02%	6.55%